Borrowings - Additional Information - Yguazu Cementos S.A. (Detail) - In Guarani [member] - Yguaz Cementos S.A. [member]	Aug. 08, 2017 ARS ($) Installment Agreement Bank	Oct. 19, 2016 ARS ($) Agreement	Jan. 25, 2013 USD ($) Agreement	Dec. 31, 2017	Aug. 08, 2017 PYG (₲)	Oct. 19, 2016 PYG (₲)
Sudameris Bank S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 534,240,000				₲ 168,000,000,000
Maturity period	8 years
Borrowings interest rate	9.00%			9.00%	9.00%
Number of equal installments | Installment	15
Sudameris Bank S.A.E.C.A. [member] | Prime rate plus 0.82 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis	0.82%				0.82%
Banco Ita S.A.- Paraguay [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount		$ 230,254,370				₲ 83,775,750,000
Number of loan agreements | Agreement		2
Borrowings interest rate				7.50%
Interamerican Development Bank [member] | LIBOR plus 3.5 [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 38,465,000
Corporacin Andina de Fomento [member] | LIBOR plus 3.5 [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 38,465,000
IDB and CAF [member] | LIBOR plus 3.5 [member]
Disclosure of detailed information about borrowings [line items]
Number of loan agreements | Agreement			2
Periodic payments			$ 7,690,000
Final balloon payment to be paid			$ 7,720,000
Paraguayan banks [member]
Disclosure of detailed information about borrowings [line items]
Number of loan agreements | Agreement	2
Number of banks | Bank	2
Banco Continental S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 715,500,000				₲ 255,000,000,000
Maturity period	8 years
Borrowings interest rate	8.50%			8.50%	8.50%
Number of equal installments | Installment	15
Banco Continental S.A.E.C.A. [member] | Prime rate plus 0.32 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis	0.32%				0.32%